Provisions and Other (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Disclosure of Provisions and Other

Workers’ Compensation
Balance December 31, 2022	$11,747
Expensed during the year	5,261
Payment of deductibles and uninsured claims	(6,124)
Foreign exchange	(248)
Balance December 31, 2023	10,636
Expensed during the year	4,325
Payment of deductibles and uninsured claims	(5,218)
Foreign exchange	869
Balance December 31, 2024	$10,612

	2024	2023
Current	$3,140	$3,496
Long-term	7,472	7,140
	$10,612	$10,636